Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of FDIC Loss Share Receivable as of Date of Acquisition and Activity within FDIC Loss Share Receivable) (Parenthetical) (Detail)
12 Months Ended
Dec. 31, 2012
FDIC Loss Share Receivable [Line Items]
FDIC loss sharing percentage, point of measure	80.00%
FDIC loss percentage, expect to reimbursement	80.00%